EARNINGS/ (LOSS) PER ADS - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EARNINGS/ (LOSS) PER ADS
Number of shares issued to the share depository bank but are treated as escrowed shares	48,373,350	45,805,710
Number of shares per ADS	10